SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 09, 2016	Mar. 22, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Dividend paid, per share			$ 0.16	$ 0.64	$ 0.64	$ 0.48
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid, per share	$ 0.16
Subsequent Event [Member] | Nexidia [Member]
Subsequent Event [Line Items]
Acquisition amount		$ 135,000